Schedule of Unrecognized Tax Benefits Roll Forward (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax positions at beginning of year	$ 9,764	$ 13,515	$ 3,410
Increase for tax positions related to prior periods	199	646	9,722
Decrease for tax positions related to prior periods	(509)	(4,133)
Increase for tax positions related to the current period	679	558	630
Decrease related to settlement with tax authorities	(1,580)	(822)	(163)
Reductions due to lapse of applicable statutes of limitations	(46)		(84)
Gross unrecognized tax positions at end of year	$ 8,507	$ 9,764	$ 13,515